Schedule of financial performance and cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 16	$ 4,055	$ 10,160
Cost of sales	27	(4,294)	(9,489)
Expenses	(1,400)	(1,800)
Loss before income tax	(44,216)	(19,506)	(23,660)
Income tax expense	1,603	559	(1,142)
Gain/(loss) from discontinued operations	(881)	(4,290)	464
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Revenues	11,909	11,005	27,456
Cost of sales	(10,268)	(9,178)	(24,661)
Expenses	(2,522)	(6,136)	(3,306)
Loss before income tax	(881)	(4,309)	(511)
Income tax expense		19	975
Gain/(loss) from discontinued operations	(881)	(4,290)	464
Net cash inflow/(outflow) from operating activities	(881)	(4,290)	464
Net cash inflow/(outflow) from investing activities
Net cash inflow/(outflow) from financing activities
Net increase in cash generated by subsidiary	$ (881)	$ (4,290)	$ 464